Freedom 100 Emerging Markets ETF
Schedule of Investments
December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Brazil - 4.4%
B3 S.A. - Brasil Bolsa Balcao	1,474,362	$4,400,990
Banco Santander Brasil S.A. - ADR(a)	525,967	3,445,084
Localiza Rent a Car S.A.	176,375	2,301,996
Rede D'Or Sao Luiz S.A.(b)	223,272	1,321,449
Suzano S.A.	199,996	2,301,502
Vale S.A.	1,065,984	16,982,975
WEG S.A.	378,222	2,889,455
		33,643,451

Chile - 15.9%
Banco de Chile	222,652,571	26,154,429
Banco de Credito e Inversiones S.A.	360,780	9,766,744
Cencosud S.A.	6,072,541	11,407,425
Cia Cervecerias Unidas S.A. - ADR	287,856	3,609,714
Cia Sud Americana de Vapores S.A.	92,206,394	5,662,099
Colbun S.A.	35,149,964	5,577,650
Empresas CMPC S.A.	5,534,147	10,678,710
Empresas Copec S.A.	1,865,912	13,575,891
Falabella S.A.(c)	4,918,597	12,282,396
Sociedad Quimica y Minera de Chile S.A. - ADR(a)	377,808	22,751,598
		121,466,656

Indonesia - 4.1%
Adaro Energy Indonesia Tbk PT	7,670,120	1,185,613
Bank Central Asia Tbk PT	31,358,177	19,144,435
Barito Pacific Tbk PT	15,896,337	1,373,133
Charoen Pokphand Indonesia Tbk PT	4,382,187	1,430,181
Elang Mahkota Teknologi Tbk PT	8,716,872	334,023
GoTo Gojek Tokopedia Tbk PT(c)	397,556,276	2,220,552
Kalbe Farma Tbk PT	11,602,956	1,213,273
Merdeka Copper Gold Tbk PT(c)	7,231,525	1,268,112
Sarana Menara Nusantara Tbk PT	13,068,700	840,294
Sumber Alfaria Trijaya Tbk PT	10,449,358	1,988,480
		30,998,096

Korea, Republic Of - 19.0%
Hyundai Motor Co.	54,780	8,655,742
Kakao Corp.	108,749	4,585,038
Kia Corp.	94,891	7,367,886
LG Chem Ltd.	17,896	6,933,849
NAVER Corp.(c)	52,672	9,161,059
POSCO Holdings, Inc. - ADR	105,622	10,045,708

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Samsung Biologics Co. Ltd.(b)(c)	7,105	$4,192,717
Samsung Electronics Co. Ltd.	1,079,366	65,789,449
Samsung SDI Co. Ltd.(c)	19,118	7,006,519
SK Hynix, Inc.	199,529	21,922,008
		145,659,975

Malaysia - 4.1%
Axiata Group Bhd	3,714,452	1,923,916
CelcomDigi Bhd	2,370,121	2,104,482
Hong Leong Bank Bhd	453,532	1,865,453
IOI Corp. Bhd	2,126,311	1,818,586
Kuala Lumpur Kepong Bhd	382,827	1,817,908
Maxis Bhd	1,729,990	1,449,502
PPB Group Bhd	430,926	1,357,956
Press Metal Aluminium Holdings Bhd	2,824,467	2,956,624
Public Bank Bhd	11,472,433	10,710,933
Sime Darby Plantation Bhd	5,488,488	5,327,237
		31,332,597

Mexico - 3.4%
America Movil SAB de CV(c)	3,490,232	3,235,160
Arca Continental SAB de CV	113,390	1,239,871
Becle SAB de CV	405,623	794,239
Fomento Economico Mexicano SAB de CV - ADR	24,463	3,188,752
Grupo Aeroportuario del Sureste SAB de CV - ADR	4,439	1,306,265
Grupo Bimbo SAB de CV - Class A	349,513	1,767,222
Grupo Elektra SAB DE CV	14,423	998,067
Grupo Financiero Banorte SAB de CV	783,425	7,893,765
Grupo Financiero Inbursa SAB de CV(c)	494,175	1,353,517
Grupo Mexico SAB de CV - Class B	780,027	4,335,372
		26,112,230

Philippines - 2.0%
ACEN Corp.	68,171	5,392
Ayala Corp.	97,609	1,200,392
Ayala Land, Inc.	2,572,691	1,600,527
Bank of the Philippine Islands	836,840	1,568,650
BDO Unibank, Inc.	782,576	1,844,265
Globe Telecom, Inc.	13,545	420,721
International Container Terminal Services, Inc.	439,107	1,957,049
JG Summit Holdings, Inc.	1,478,335	1,018,483
Manila Electric Co.	117,923	849,684
SM Investments Corp.	201,704	3,176,269
SM Prime Holdings, Inc.	3,485,151	2,070,636
		15,712,068

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Poland - 18.8%
Alior Bank S.A.(c)	514,175	$9,975,759
Bank Polska Kasa Opieki S.A.	1,231,767	47,599,001
CCC S.A.(c)	230,035	3,575,562
CD Projekt S.A.	372,171	10,877,353
Cyfrowy Polsat S.A.(c)	979,825	3,070,396
Dino Polska S.A.(b)(c)	262,721	30,760,674
KRUK S.A.	96,391	11,685,242
LPP S.A.	6,367	26,197,784
		143,741,771

South Africa - 4.7%
Absa Group Ltd.	317,851	2,844,630
Capitec Bank Holdings Ltd.	44,750	4,957,202
FirstRand Ltd.	2,072,369	8,327,995
Gold Fields Ltd. - ADR	328,795	4,754,376
Impala Platinum Holdings Ltd.	358,029	1,786,377
MTN Group Ltd.	672,978	4,249,225
Sasol Ltd. - ADR	203,477	2,022,561
Sibanye Stillwater Ltd.	1,092,380	1,486,963
Standard Bank Group Ltd.	513,670	5,843,637
		36,272,966

Taiwan - 21.8%
Cathay Financial Holding Co. Ltd.	5,097,682	7,599,060
Chunghwa Telecom Co. Ltd.	2,469,044	9,653,974
Delta Electronics, Inc.	1,151,231	11,759,695
Formosa Petrochemical Corp.	1,249,759	3,286,214
Formosa Plastics Corp.	2,332,775	6,019,966
Fubon Financial Holding Co. Ltd.	4,449,488	9,394,660
Hon Hai Precision Industry Co. Ltd.	6,712,972	22,857,418
MediaTek, Inc.	882,749	29,194,383
Nan Ya Plastics Corp.	3,028,245	6,561,584
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	582,691	60,599,864
		166,926,818

United Kingdom - 0.4%
Anglogold Ashanti PLC	151,767	2,836,525
TOTAL COMMON STOCKS (Cost $687,872,200		754,703,153

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 1.1%
Brazil - 1.1%
Banco Bradesco S.A.	881,334	3,084,669
Gerdau S.A., Series 0	184,820	896,377
Itau Unibanco Holding S.A.	668,690	4,647,396
TOTAL PREFERRED STOCKS (Cost $7,170,345)		8,628,442

RIGHTS - 0.0%(d)	Contracts	Value
Brazil - 0.0%(d)
Localiza Rent a Car S.A., Expires 02/06/2024, Exercise Price $45.35(c)	635	$2,528
TOTAL RIGHTS (Cost $2,080)		2,528

SHORT-TERM INVESTMENTS - 2.9%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 2.8%
First American Government Obligations Fund - Class X, 5.30%(e)	21,373,839	21,373,839

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.30%(e)	799,360	799,360
TOTAL SHORT-TERM INVESTMENTS (Cost $22,173,199)		22,173,199

TOTAL INVESTMENTS - 102.6% (Cost $717,217,824)		$785,507,322
Liabilities in Excess of Other Assets - (2.7)%		(20,328,956)
TOTAL NET ASSETS - 100.0%		$765,178,366

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC- Public Limited Company

(a)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $20,190,257 which represented 2.6% of net assets.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $36,274,840 which represented 4.7% of net assets.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of December 31, 2023.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2023

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments*
Common Stocks	$754,703,153	$—	$—	$754,703,153
Preferred Stocks	8,628,442	—	—	8,628,442
Rights	2,528	—	—	2,528
Investments Purchased with Proceeds from Securities Lending	21,373,839	—	—	21,373,839
Money Market Funds	799,360	—	—	799,360
Total Investments in Securities	$785,507,322	$—	$—	$785,507,322

* Refer to the Schedule of Investments for country classifications.

During the fiscal period ended December 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.